CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Statement of Comprehensive Income [Abstract]
Unrealized holding gains arising during the period, tax		$ 130,963
Reclassification adjustment for net gains included in net income, tax		$ 7,963